Organization and Business Operations (Details) - USD ($) $ / shares in Units, $ in Millions	Jun. 25, 2021	Mar. 23, 2021	May 05, 2020	Dec. 31, 2021	Dec. 08, 2020	Dec. 31, 2007
Unsecured Promissory Note Payable on 31st December 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Interest rate on unsecured Promissory Note					12.00%
Chairman of Board of Directors
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Other borrowings					$ 1.0
Unaffiliated Shareholders
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Other borrowings					$ 1.2
Common Stock
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued upon right offering	11,500,000	4,650,000	7,500,000
Share price (in dollars per share)	$ 5.00	$ 6.00	$ 1.00
Proceeds from issuance or sale of equity, total	$ 53.3	$ 24.5	$ 6.7
Second Sight Switzerland Sarl
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage				100.00%		99.50%
Second Sight Switzerland Sarl | Executive Officer
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners						0.50%